Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Cost:
Cost, Begining Balance	$ 140,698	$ 130,973
Cost, Additions during the year	25,757	9,725
Cost, Ending Balance	166,455	140,698
Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Begining Balance	99,387	80,892
Accumulated depreciation, Addition	17,087	18,495
Accumulated depreciation, Ending Balance	116,474	99,387
Net Book Value [Member]
Accumulated depreciation:
Net book value	49,981	41,311
Leasehold improvements [Member] | Cost [Member]
Cost:
Cost, Begining Balance	94,805	94,805
Cost, Additions during the year
Cost, Ending Balance	94,805	94,805
Leasehold improvements [Member] | Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Begining Balance	83,429	69,213
Accumulated depreciation, Addition	9,490	14,216
Accumulated depreciation, Ending Balance	92,919	83,429
Leasehold improvements [Member] | Net Book Value [Member]
Accumulated depreciation:
Net book value	1,886	11,376
Computers [Member] | Cost [Member]
Cost:
Cost, Begining Balance	15,297	5,572
Cost, Additions during the year	9,037	9,725
Cost, Ending Balance	24,334	15,297
Computers [Member] | Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Begining Balance	5,360	3,586
Accumulated depreciation, Addition	4,026	1,774
Accumulated depreciation, Ending Balance	9,386	5,360
Computers [Member] | Net Book Value [Member]
Accumulated depreciation:
Net book value	14,948	9,937
Furniture and office equipment [Member] | Cost [Member]
Cost:
Cost, Begining Balance	30,596	30,596
Cost, Additions during the year	677
Cost, Ending Balance	31,273	30,596
Furniture and office equipment [Member] | Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Begining Balance	10,598	8,093
Accumulated depreciation, Addition	2,548	2,505
Accumulated depreciation, Ending Balance	13,146	10,598
Furniture and office equipment [Member] | Net Book Value [Member]
Accumulated depreciation:
Net book value	18,127	19,998
R&D equipment [Member] | Cost [Member]
Cost:
Cost, Begining Balance
Cost, Additions during the year	16,043
Cost, Ending Balance	16,043
R&D equipment [Member] | Accumulated depreciation [Member]
Accumulated depreciation:
Accumulated depreciation, Begining Balance
Accumulated depreciation, Addition	1,023
Accumulated depreciation, Ending Balance	1,023
R&D equipment [Member] | Net Book Value [Member]
Accumulated depreciation:
Net book value	$ 15,020